Other Identifiable Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Reuters [member]
Disclosure of detailed information about intangible assets [line items]
Trade Name	$ 1,939	$ 1,939
West [member]
Disclosure of detailed information about intangible assets [line items]
Trade Name	$ 707	$ 707